Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 98.9%
Consumer, Non-cyclical - 21.1%
Alexion Pharmaceuticals, Inc.*,1	5,709	$653,281
STERIS plc[1]	3,706	652,960
IDEXX Laboratories, Inc.*,1	1,649	648,238
DexCom, Inc.*,1	1,568	646,377
Hologic, Inc.*,1	9,695	644,427
PayPal Holdings, Inc.*,1	3,269	644,091
Global Payments, Inc.[1]	3,617	642,307
Avery Dennison Corp.[1]	5,021	641,884
MarketAxess Holdings, Inc.[1]	1,328	639,552
Campbell Soup Co.[1]	13,220	639,451
Humana, Inc.[1]	1,537	636,149
Vertex Pharmaceuticals, Inc.*,1	2,332	634,584
General Mills, Inc.[1]	10,275	633,762
Danaher Corp.[1]	2,936	632,209
Biogen, Inc.*,1	2,228	632,039
Lamb Weston Holdings, Inc.[1]	9,498	629,433
Automatic Data Processing, Inc.[1]	4,508	628,821
Amgen, Inc.[1]	2,473	628,537
Zoetis, Inc.[1]	3,793	627,248
Anthem, Inc.[1]	2,331	626,083
Abbott Laboratories[1]	5,745	625,228
Quest Diagnostics, Inc.[1]	5,452	624,199
Laboratory Corporation of America Holdings*,1	3,315	624,115
Cintas Corp.[1]	1,874	623,723
Conagra Brands, Inc.[1]	17,450	623,140
Catalent, Inc.*,1	7,272	622,920
UnitedHealth Group, Inc.[1]	1,995	621,981
S&P Global, Inc.[1]	1,724	621,674
Centene Corp.*,1	10,657	621,623
Stryker Corp.[1]	2,977	620,318
Cooper Companies, Inc.[1]	1,840	620,301
Align Technology, Inc.*,1	1,894	620,020
FleetCor Technologies, Inc.*,1	2,604	620,012
AmerisourceBergen Corp. — Class A1	6,393	619,610
Regeneron Pharmaceuticals, Inc.*,1	1,104	617,997
ABIOMED, Inc.*,1	2,229	617,567
Quanta Services, Inc.[1]	11,666	616,665
Thermo Fisher Scientific, Inc.[1]	1,395	615,920
Robert Half International, Inc.[1]	11,623	615,322
Bristol-Myers Squibb Co.[1]	10,197	614,777
Bio-Rad Laboratories, Inc. — Class A*,1	1,191	613,913
PepsiCo, Inc.[1]	4,429	613,859
Verisk Analytics, Inc. — Class A1	3,311	613,561
Incyte Corp.*,1	6,835	613,373
JM Smucker Co.[1]	5,308	613,180
Pfizer, Inc.[1]	16,676	612,009
CVS Health Corp.[1]	10,479	611,974
IHS Markit Ltd.[1]	7,794	611,907
Moody’s Corp.[1]	2,111	611,873
Estee Lauder Companies, Inc. — Class A1	2,801	611,318
Intuitive Surgical, Inc.*,1	856	607,366
West Pharmaceutical Services, Inc.[1]	2,208	606,979

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Non-cyclical - 21.1% (continued)
Church & Dwight Company, Inc.[1]	6,477	$606,960
Johnson & Johnson[1]	4,070	605,942
Procter & Gamble Co.[1]	4,354	605,162
Colgate-Palmolive Co.[1]	7,837	604,625
Constellation Brands, Inc. — Class A1	3,186	603,779
Rollins, Inc.[1]	11,114	602,268
Cigna Corp.[1]	3,552	601,744
Eli Lilly & Co.[1]	4,062	601,257
United Rentals, Inc.*,1	3,444	600,978
Sysco Corp.[1]	9,655	600,734
Mondelez International, Inc. — Class A1	10,452	600,467
ResMed, Inc.[1]	3,497	599,491
Kimberly-Clark Corp.[1]	4,050	598,023
Corteva, Inc.[1]	20,727	597,145
Varian Medical Systems, Inc.*,1	3,470	596,840
Medtronic plc[1]	5,741	596,605
Archer-Daniels-Midland Co.[1]	12,828	596,374
McKesson Corp.[1]	4,000	595,720
Dentsply Sirona, Inc.[1]	13,621	595,646
IQVIA Holdings, Inc.*,1	3,770	594,265
Kellogg Co.[1]	9,192	593,711
Becton Dickinson and Co.[1]	2,551	593,567
Kroger Co.[1]	17,501	593,459
Gartner, Inc.*,1	4,749	593,388
Monster Beverage Corp.*,1	7,395	593,079
Hershey Co.[1]	4,134	592,568
Clorox Co.[1]	2,811	590,788
Merck & Company, Inc.[1]	7,120	590,604
Hormel Foods Corp.[1]	12,071	590,151
Nielsen Holdings plc[1]	41,511	588,626
Zimmer Biomet Holdings, Inc.[1]	4,321	588,261
McCormick & Company, Inc.[1]	3,028	587,735
AbbVie, Inc.[1]	6,706	587,378
Edwards Lifesciences Corp.*,1	7,355	587,076
DaVita, Inc.*,1	6,831	585,075
Cardinal Health, Inc.[1]	12,433	583,729
Baxter International, Inc.[1]	7,238	582,080
Mylan N.V.*,1	39,237	581,885
Coca-Cola Co.[1]	11,780	581,579
Equifax, Inc.[1]	3,700	580,530
Gilead Sciences, Inc.[1]	9,172	579,579
Molson Coors Beverage Co. — Class B1	17,142	575,285
Brown-Forman Corp. — Class B1	7,580	570,926
Boston Scientific Corp.*,1	14,929	570,437
Universal Health Services, Inc. — Class B1	5,313	568,597
Kraft Heinz Co.[1]	18,969	568,122
Perrigo Company plc[1]	12,371	567,953
Tyson Foods, Inc. — Class A1	9,440	561,491
HCA Healthcare, Inc.[1]	4,489	559,689
Philip Morris International, Inc.[1]	7,405	555,301
Teleflex, Inc.[1]	1,623	552,502
Henry Schein, Inc.*,1	9,344	549,240
Altria Group, Inc.[1]	13,799	533,193
Illumina, Inc.*,1	1,719	531,308
Total Consumer, Non-cyclical		64,122,774

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financial - 18.5%
Invesco Ltd.[1]	56,215	$641,413
Discover Financial Services[1]	10,988	634,887
Crown Castle International Corp. REIT[1]	3,793	631,534
SBA Communications Corp. REIT[1]	1,975	628,998
BlackRock, Inc. — Class A1	1,111	626,104
Arthur J Gallagher & Co.[1]	5,909	623,872
SL Green Realty Corp. REIT[1]	13,441	623,259
Charles Schwab Corp.[1]	17,068	618,374
CME Group, Inc. — Class A1	3,685	616,537
Mastercard, Inc. — Class A1	1,822	616,146
Aon plc — Class A1	2,984	615,599
Assurant, Inc.[1]	5,067	614,678
T. Rowe Price Group, Inc.[1]	4,783	613,276
First Republic Bank[1]	5,623	613,244
Intercontinental Exchange, Inc.[1]	6,123	612,606
Equinix, Inc. REIT[1]	804	611,144
Synchrony Financial[1]	23,323	610,363
Cincinnati Financial Corp.[1]	7,820	609,725
Ameriprise Financial, Inc.[1]	3,955	609,505
Fifth Third Bancorp[1]	28,581	609,347
Willis Towers Watson plc[1]	2,918	609,337
People’s United Financial, Inc.[1]	59,085	609,166
Capital One Financial Corp.[1]	8,466	608,367
Alexandria Real Estate Equities, Inc. REIT[1]	3,798	607,680
Public Storage REIT[1]	2,727	607,357
Simon Property Group, Inc. REIT[1]	9,376	606,440
Digital Realty Trust, Inc. REIT[1]	4,131	606,266
Franklin Resources, Inc.[1]	29,733	605,066
Prologis, Inc. REIT[1]	6,002	603,921
Allstate Corp.[1]	6,411	603,532
Weyerhaeuser Co. REIT[1]	21,157	603,398
Vornado Realty Trust REIT[1]	17,891	603,106
CBRE Group, Inc. — Class A*,1	12,822	602,249
Regions Financial Corp.[1]	52,213	602,016
Goldman Sachs Group, Inc.[1]	2,994	601,704
Mid-America Apartment Communities, Inc. REIT[1]	5,189	601,665
Aflac, Inc.[1]	16,529	600,829
Progressive Corp.[1]	6,333	599,545
Visa, Inc. — Class A1	2,997	599,310
AvalonBay Communities, Inc. REIT[1]	4,013	599,301
Truist Financial Corp.[1]	15,733	598,641
Duke Realty Corp. REIT[1]	16,191	597,448
PNC Financial Services Group, Inc.[1]	5,431	596,921
Marsh & McLennan Companies, Inc.[1]	5,195	595,866
Raymond James Financial, Inc.[1]	8,171	594,522
Cboe Global Markets, Inc.[1]	6,770	594,000
Loews Corp.[1]	17,054	592,626
Regency Centers Corp. REIT[1]	15,583	592,466
Globe Life, Inc.[1]	7,383	589,902
Principal Financial Group, Inc.[1]	14,646	589,794
U.S. Bancorp[1]	16,398	587,868
Berkshire Hathaway, Inc. — Class B*,1	2,760	587,714

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financial - 18.5% (continued)
Northern Trust Corp.[1]	7,533	$587,348
Nasdaq, Inc.[1]	4,785	587,167
Healthpeak Properties, Inc. REIT[1]	21,567	585,544
W R Berkley Corp.[1]	9,566	584,961
MetLife, Inc.[1]	15,733	584,796
American Express Co.[1]	5,819	583,355
Host Hotels & Resorts, Inc. REIT[1]	54,042	583,113
American International Group, Inc.[1]	21,179	583,058
UDR, Inc. REIT[1]	17,870	582,741
Western Union Co.[1]	27,192	582,725
Wells Fargo & Co.[1]	24,784	582,672
SVB Financial Group*,1	2,420	582,300
American Tower Corp. — Class A REIT[1]	2,408	582,086
Kimco Realty Corp. REIT[1]	51,585	580,847
Comerica, Inc.[1]	15,182	580,712
KeyCorp[1]	48,665	580,573
Boston Properties, Inc. REIT[1]	7,229	580,489
Apartment Investment and Management Co. — Class A REIT[1]	17,195	579,815
Chubb Ltd.[1]	4,985	578,858
Extra Space Storage, Inc. REIT[1]	5,410	578,816
Morgan Stanley[1]	11,946	577,589
Realty Income Corp. REIT[1]	9,493	576,700
Ventas, Inc. REIT[1]	13,730	576,111
Everest Re Group Ltd.[1]	2,915	575,829
Travelers Companies, Inc.[1]	5,304	573,840
Hartford Financial Services Group, Inc.[1]	15,566	573,763
Bank of New York Mellon Corp.[1]	16,708	573,753
JPMorgan Chase & Co.[1]	5,951	572,903
Federal Realty Investment Trust REIT[1]	7,796	572,538
Huntington Bancshares, Inc.[1]	62,138	569,806
Bank of America Corp.[1]	23,588	568,235
Essex Property Trust, Inc. REIT[1]	2,821	566,429
Equity Residential REIT[1]	11,002	564,733
Welltower, Inc. REIT[1]	10,217	562,854
Citizens Financial Group, Inc.[1]	22,187	560,887
Prudential Financial, Inc.[1]	8,830	560,882
Zions Bancorp North America[1]	19,104	558,219
State Street Corp.[1]	9,266	549,752
Unum Group[1]	32,619	548,978
Lincoln National Corp.[1]	17,470	547,335
M&T Bank Corp.[1]	5,917	544,897
Iron Mountain, Inc. REIT[1]	20,171	540,381
Citigroup, Inc.[1]	11,794	508,439
Total Financial		56,155,463
Industrial - 13.9%
Martin Marietta Materials, Inc.[1]	2,865	674,306
A O Smith Corp.[1]	12,331	651,077
FedEx Corp.[1]	2,584	649,928
Vulcan Materials Co.[1]	4,774	647,068
Keysight Technologies, Inc.*,1	6,513	643,354
Westrock Co.[1]	18,508	642,968
PerkinElmer, Inc.[1]	5,111	641,482

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Industrial - 13.9% (continued)
United Parcel Service, Inc. — Class B1	3,786	$630,861
FLIR Systems, Inc.[1]	17,577	630,135
Fortune Brands Home & Security, Inc.[1]	7,281	629,952
Pentair plc[1]	13,761	629,841
General Electric Co.[1]	101,090	629,791
Carrier Global Corp.[1]	20,571	628,238
Packaging Corporation of America[1]	5,750	627,037
Amphenol Corp. — Class A1	5,767	624,393
Otis Worldwide Corp.[1]	10,001	624,262
Trane Technologies plc[1]	5,141	623,346
CH Robinson Worldwide, Inc.[1]	6,096	622,950
Boeing Co.[1]	3,754	620,386
Deere & Co.[1]	2,785	617,239
Agilent Technologies, Inc.[1]	6,100	615,734
Stanley Black & Decker, Inc.[1]	3,783	613,603
Ball Corp.[1]	7,364	612,096
Allegion plc[1]	6,139	607,208
IDEX Corp.[1]	3,321	605,784
CSX Corp.[1]	7,794	605,360
Union Pacific Corp.[1]	3,070	604,391
Expeditors International of Washington, Inc.[1]	6,656	602,501
Waste Management, Inc.[1]	5,316	601,612
Jacobs Engineering Group, Inc.[1]	6,481	601,242
Amcor plc[1]	54,385	600,954
TE Connectivity Ltd.[1]	6,148	600,905
Snap-on, Inc.[1]	4,069	598,672
Eaton Corporation plc[1]	5,867	598,610
Xylem, Inc.[1]	7,114	598,430
AMETEK, Inc.[1]	6,020	598,388
Rockwell Automation, Inc.[1]	2,706	597,160
Mettler-Toledo International, Inc.*,1	617	595,868
Teledyne Technologies, Inc.*,1	1,920	595,603
Ingersoll Rand, Inc.*,1	16,717	595,125
Sealed Air Corp.[1]	15,333	595,074
Honeywell International, Inc.[1]	3,614	594,901
Roper Technologies, Inc.[1]	1,505	594,641
Illinois Tool Works, Inc.[1]	3,077	594,507
Fortive Corp.[1]	7,774	592,457
Lockheed Martin Corp.[1]	1,544	591,784
Norfolk Southern Corp.[1]	2,765	591,682
Johnson Controls International plc[1]	14,435	589,670
Republic Services, Inc. — Class A1	6,282	586,424
Kansas City Southern[1]	3,233	584,624
Flowserve Corp.[1]	21,375	583,324
Caterpillar, Inc.[1]	3,910	583,177
Parker-Hannifin Corp.[1]	2,876	581,930
Emerson Electric Co.[1]	8,856	580,688
3M Co.[1]	3,620	579,852
Dover Corp.[1]	5,332	577,669
Waters Corp.*,1	2,949	577,060
Huntington Ingalls Industries, Inc.[1]	4,081	574,401
General Dynamics Corp.[1]	4,138	572,823
Raytheon Technologies Corp.[1]	9,918	570,682

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Industrial - 13.9% (continued)
Garmin Ltd.[1]	6,012	$570,298
Masco Corp.[1]	10,275	566,461
Howmet Aerospace, Inc.[1]	33,792	565,002
TransDigm Group, Inc.[1]	1,189	564,918
L3Harris Technologies, Inc.[1]	3,322	564,209
J.B. Hunt Transport Services, Inc.[1]	4,451	562,517
Textron, Inc.[1]	15,526	560,333
Northrop Grumman Corp.[1]	1,775	559,995
Old Dominion Freight Line, Inc.[1]	3,074	556,148
Westinghouse Air Brake Technologies Corp.[1]	8,911	551,413
Total Industrial		42,056,524
Consumer, Cyclical - 13.2%
Darden Restaurants, Inc.[1]	6,930	698,128
L Brands, Inc.[1]	21,482	683,342
Aptiv plc[1]	7,114	652,211
Domino’s Pizza, Inc.[1]	1,524	648,127
Target Corp.[1]	4,074	641,329
Whirlpool Corp.[1]	3,481	640,121
NIKE, Inc. — Class B1	5,097	639,878
DR Horton, Inc.[1]	8,425	637,183
Lennar Corp. — Class A1	7,763	634,082
Hasbro, Inc.[1]	7,648	632,642
Costco Wholesale Corp.[1]	1,774	629,770
Dollar General Corp.[1]	3,000	628,860
Tractor Supply Co.[1]	4,370	626,396
Best Buy Company, Inc.[1]	5,616	625,005
Walgreens Boots Alliance, Inc.[1]	17,334	622,637
Ross Stores, Inc.[1]	6,667	622,164
Copart, Inc.*,1	5,896	620,023
TJX Companies, Inc.[1]	11,108	618,160
Lowe’s Companies, Inc.[1]	3,715	616,170
Fastenal Co.[1]	13,661	615,975
Walmart, Inc.[1]	4,400	615,604
Gap, Inc.[1]	36,148	615,600
Hanesbrands, Inc.[1]	39,084	615,573
PulteGroup, Inc.[1]	13,278	614,638
Tiffany & Co.[1]	5,285	612,267
PACCAR, Inc.[1]	7,170	611,458
Cummins, Inc.[1]	2,893	610,886
Dollar Tree, Inc.*,1	6,679	610,060
NVR, Inc.*,1	149	608,385
Starbucks Corp.[1]	7,054	606,080
McDonald’s Corp.[1]	2,759	605,573
Mohawk Industries, Inc.*,1	6,205	605,546
Home Depot, Inc.[1]	2,177	604,575
WW Grainger, Inc.[1]	1,693	604,012
VF Corp.[1]	8,589	603,377
Advance Auto Parts, Inc.[1]	3,891	597,269
Yum! Brands, Inc.[1]	6,519	595,185
Newell Brands, Inc.[1]	34,470	591,505
Ulta Beauty, Inc.*,1	2,628	588,619
Norwegian Cruise Line Holdings Ltd.*,1	34,351	587,746
Hilton Worldwide Holdings, Inc.[1]	6,884	587,343
General Motors Co.[1]	19,747	584,314
O’Reilly Automotive, Inc.*,1	1,267	584,188
Tapestry, Inc.[1]	37,245	582,139
Delta Air Lines, Inc.[1]	18,975	580,255
United Airlines Holdings, Inc.*,1	16,676	579,491

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Cyclical - 13.2% (continued)
Southwest Airlines Co.[1]	15,443	$579,112
Chipotle Mexican Grill, Inc. — Class A*,1	463	575,838
MGM Resorts International[1]	26,463	575,570
AutoZone, Inc.*,1	487	573,511
Ford Motor Co.[1]	85,928	572,280
American Airlines Group, Inc.[1]	46,447	570,834
Genuine Parts Co.[1]	5,981	569,212
Live Nation Entertainment, Inc.*,1	10,527	567,195
Royal Caribbean Cruises Ltd.[1]	8,675	561,533
Marriott International, Inc. — Class A1	6,060	561,035
Leggett & Platt, Inc.[1]	13,499	555,754
BorgWarner, Inc.[1]	14,196	549,953
Alaska Air Group, Inc.[1]	14,914	546,300
CarMax, Inc.*,1	5,918	543,923
Las Vegas Sands Corp.[1]	11,587	540,650
Ralph Lauren Corp. — Class A1	7,898	536,827
PVH Corp.[1]	8,968	534,852
Wynn Resorts Ltd.[1]	7,325	526,008
LKQ Corp.*,1	18,703	518,634
Carnival Corp.[1]	34,002	516,150
Under Armour, Inc. — Class A*,1	27,791	312,093
Under Armour, Inc. — Class C*,1	28,980	285,163
Total Consumer, Cyclical		40,006,318
Technology - 11.6%
Paycom Software, Inc.*,1	2,266	705,406
Lam Research Corp.[1]	2,046	678,760
KLA Corp.[1]	3,498	677,703
NVIDIA Corp.[1]	1,236	668,948
Fiserv, Inc.*,1	6,463	666,012
ServiceNow, Inc.*,1	1,349	654,265
Applied Materials, Inc.[1]	10,936	650,145
Take-Two Interactive Software, Inc.*,1	3,918	647,332
Advanced Micro Devices, Inc.*,1	7,879	645,999
IPG Photonics Corp.*,1	3,794	644,866
Tyler Technologies, Inc.*,1	1,849	644,487
Skyworks Solutions, Inc.[1]	4,418	642,819
Synopsys, Inc.*,1	3,004	642,796
Paychex, Inc.[1]	8,021	639,835
Teradyne, Inc.[1]	8,028	637,905
Seagate Technology plc[1]	12,924	636,765
Xilinx, Inc.[1]	6,097	635,551
MSCI, Inc. — Class A1	1,773	632,571
Intel Corp.[1]	12,206	632,027
Cadence Design Systems, Inc.*,1	5,925	631,783
Qorvo, Inc.*,1	4,892	631,117
Oracle Corp.[1]	10,552	629,954
Texas Instruments, Inc.[1]	4,410	629,704
Jack Henry & Associates, Inc.[1]	3,861	627,760
ANSYS, Inc.*,1	1,915	626,645
Adobe, Inc.*,1	1,276	625,789
Citrix Systems, Inc.[1]	4,544	625,754
Activision Blizzard, Inc.[1]	7,714	624,448
Akamai Technologies, Inc.*,1	5,648	624,330
QUALCOMM, Inc.[1]	5,303	624,057
Intuit, Inc.[1]	1,909	622,735
Electronic Arts, Inc.*,1	4,773	622,447
Apple, Inc.[1]	5,370	621,900

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Technology - 11.6% (continued)
salesforce.com, Inc.*,1	2,474	$621,766
Microsoft Corp.[1]	2,948	620,053
Analog Devices, Inc.[1]	5,285	616,971
Maxim Integrated Products, Inc.[1]	9,114	616,198
Fortinet, Inc.*,1	5,223	615,322
Leidos Holdings, Inc.[1]	6,900	615,135
Fidelity National Information Services, Inc.[1]	4,170	613,866
Microchip Technology, Inc.[1]	5,973	613,785
Cerner Corp.[1]	8,478	612,875
Micron Technology, Inc.*,1	13,050	612,828
Cognizant Technology Solutions Corp. — Class A1	8,822	612,423
Autodesk, Inc.*,1	2,644	610,790
Hewlett Packard Enterprise Co.[1]	65,096	609,950
Broadcom, Inc.[1]	1,672	609,143
Zebra Technologies Corp. — Class A*,1	2,406	607,419
International Business Machines Corp.[1]	4,952	602,510
NetApp, Inc.[1]	13,642	598,065
HP, Inc.[1]	31,182	592,146
Xerox Holdings Corp.[1]	31,508	591,405
Broadridge Financial Solutions, Inc.[1]	4,474	590,568
Western Digital Corp.[1]	16,096	588,309
Accenture plc — Class A1	2,562	578,986
DXC Technology Co.[1]	30,767	549,191
Total Technology		35,052,319
Communications - 6.5%
Twitter, Inc.*,1	15,451	687,569
Etsy, Inc.*,1	5,430	660,451
CDW Corp.[1]	5,403	645,821
Charter Communications, Inc. — Class A*,1	1,000	624,340
Netflix, Inc.*,1	1,248	624,037
Comcast Corp. — Class A1	13,465	622,891
VeriSign, Inc.*,1	3,036	621,925
T-Mobile US, Inc.*,1	5,391	616,515
F5 Networks, Inc.*,1	5,013	615,446
Motorola Solutions, Inc.[1]	3,909	612,970
Arista Networks, Inc.*,1	2,951	610,651
Corning, Inc.[1]	18,832	610,345
Amazon.com, Inc.*,1	193	607,705
Verizon Communications, Inc.[1]	10,060	598,469
Cisco Systems, Inc.[1]	15,083	594,119
eBay, Inc.[1]	11,398	593,836
NortonLifeLock, Inc.[1]	28,467	593,252
AT&T, Inc.[1]	20,741	591,326
Facebook, Inc. — Class A*,1	2,256	590,846
Expedia Group, Inc.[1]	6,349	582,140
Interpublic Group of Companies, Inc.[1]	34,768	579,583
Booking Holdings, Inc.*,1	337	576,499
E*TRADE Financial Corp.[1]	11,514	576,276
ViacomCBS, Inc. — Class B1	20,543	575,409
CenturyLink, Inc.[1]	56,479	569,873
Omnicom Group, Inc.[1]	11,496	569,052
Walt Disney Co.[1]	4,565	566,425
Juniper Networks, Inc.[1]	26,016	559,344

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Communications - 6.5% (continued)
DISH Network Corp. — Class A*,1	18,735	$543,877
News Corp. — Class A1	30,420	426,488
Fox Corp. — Class A1	14,592	406,095
Discovery, Inc. — Class C*,1	18,658	365,697
Alphabet, Inc. — Class A*,1	201	294,586
Alphabet, Inc. — Class C*,1	195	286,572
Discovery, Inc. — Class A*,1	9,438	205,465
Fox Corp. — Class B1	6,783	189,721
News Corp. — Class B1	9,526	133,174
Total Communications		19,728,790
Utilities - 5.6%
Consolidated Edison, Inc.[1]	8,269	643,328
Duke Energy Corp.[1]	7,244	641,529
Pinnacle West Capital Corp.[1]	8,484	632,482
Public Service Enterprise Group, Inc.[1]	11,481	630,422
Southern Co.[1]	11,621	630,091
American Electric Power Company, Inc.[1]	7,599	621,066
Ameren Corp.[1]	7,852	620,936
Entergy Corp.[1]	6,302	620,936
American Water Works Company, Inc.[1]	4,263	617,623
Atmos Energy Corp.[1]	6,453	616,842
AES Corp.[1]	33,792	611,973
Eversource Energy[1]	7,321	611,670
WEC Energy Group, Inc.[1]	6,268	607,369
CMS Energy Corp.[1]	9,875	606,424
Sempra Energy[1]	5,106	604,346
Edison International[1]	11,880	603,979
Xcel Energy, Inc.[1]	8,736	602,871
NiSource, Inc.[1]	27,291	600,402
Exelon Corp.[1]	16,788	600,339
NextEra Energy, Inc.[1]	2,162	600,085
Alliant Energy Corp.[1]	11,598	599,037
CenterPoint Energy, Inc.[1]	30,925	598,399
Dominion Energy, Inc.[1]	7,553	596,158
PPL Corp.[1]	21,849	594,511
FirstEnergy Corp.[1]	20,508	588,785
Evergy, Inc.[1]	11,580	588,496
NRG Energy, Inc.[1]	19,029	584,951
DTE Energy Co.[1]	5,078	584,173
Total Utilities		17,059,223
Energy - 4.8%
Devon Energy Corp.[1]	67,055	634,340
Diamondback Energy, Inc.[1]	20,306	611,617
ConocoPhillips[1]	18,166	596,571
ONEOK, Inc.[1]	22,836	593,279
Occidental Petroleum Corp.[1]	58,853	589,119
Concho Resources, Inc.[1]	13,275	585,693
Williams Companies, Inc.[1]	29,733	584,254
Kinder Morgan, Inc.[1]	46,918	578,499
Baker Hughes Co.[1]	43,117	573,025
Cabot Oil & Gas Corp. — Class A1	32,977	572,481
Hess Corp.[1]	13,907	569,214
HollyFrontier Corp.[1]	28,710	565,874
Marathon Petroleum Corp.[1]	19,248	564,736
Pioneer Natural Resources Co.[1]	6,533	561,773
Valero Energy Corp.[1]	12,966	561,687
Noble Energy, Inc.[1]	65,593	560,820

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Energy - 4.8% (continued)
Exxon Mobil Corp.[1]	16,301	$559,613
TechnipFMC plc[1]	88,585	558,971
Chevron Corp.[1]	7,742	557,424
EOG Resources, Inc.[1]	15,403	553,584
Marathon Oil Corp.[1]	134,559	550,346
Phillips 66[1]	10,539	546,342
Schlumberger Ltd.[1]	33,660	523,750
Halliburton Co.[1]	42,151	507,920
National Oilwell Varco, Inc.[1]	53,656	486,123
Apache Corp.[1]	50,609	479,267
Total Energy		14,626,322
Basic Materials - 3.7%
International Paper Co.[1]	15,455	626,546
International Flavors & Fragrances, Inc.[1]	4,970	608,576
Celanese Corp. — Class A1	5,644	606,448
Mosaic Co.[1]	32,851	600,188
Air Products & Chemicals, Inc.[1]	2,003	596,614
Sherwin-Williams Co.[1]	848	590,836
Ecolab, Inc.[1]	2,954	590,327
Nucor Corp.[1]	13,096	587,487
Eastman Chemical Co.[1]	7,519	587,384
FMC Corp.[1]	5,540	586,741
Freeport-McMoRan, Inc.[1]	36,970	578,211
PPG Industries, Inc.[1]	4,732	577,683
Newmont Corp.[1]	9,083	576,316
Linde plc[1]	2,404	572,464
LyondellBasell Industries N.V. — Class A1	8,094	570,546
DuPont de Nemours, Inc.[1]	10,270	569,780
Dow, Inc.[1]	12,066	567,705
Albemarle Corp.[1]	6,334	565,499
CF Industries Holdings, Inc.[1]	18,025	553,548
Total Basic Materials		11,112,899
Total Common Stocks
(Cost $316,241,135)		299,920,632
EXCHANGE-TRADED FUNDS† - 45.5%
iShares Russell 2000 Index ETF[2]	308,315	46,182,504
SPDR S&P 500 ETF Trust[2]	137,580	46,074,166
Invesco QQQ Trust Series 1[2]	165,457	45,970,573
Total Exchange-Traded Funds
(Cost $113,154,006)		138,227,243
MONEY MARKET FUND† - 4.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	12,088,304	12,088,304
Total Money Market Fund
(Cost $12,088,304)		12,088,304
Total Investments - 148.4%
(Cost $441,483,445)		$450,236,179

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Contracts	Value
LISTED OPTIONS WRITTEN† - (1.9)%
Call options on:
BNP Paribas S&P 500 Index Expiring October 2020 with strike price of $3,375 (Notional Value $92,146,200)*	274	$(1,631,396)
BNP Paribas NASDAQ-100 Index Expiring October 2020 with strike price of $11,475 (Notional Value $92,486,286)*	81	(1,983,285)
BNP Paribas Russell 2000 Index Expiring October 2020 with strike price of $1,510 (Notional Value $92,270,750)*	612	(2,256,156)
Total Call Options Written
(Premiums received $5,868,733)		(5,870,837)
Other Assets & Liabilities, net - (46.5)%		(141,062,410)
Total Net Assets - 100.0%		$303,302,932

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of September 30, 2020, the total market value of segregated securities was $222,072,751.
2	Security represents cover for outstanding options written.
3	Rate indicated is the 7-day yield as of September 30, 2020.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$299,920,632	$—	$—	$299,920,632
Exchange-Traded Funds	138,227,243	—	—	138,227,243
Money Market Fund	12,088,304	—	—	12,088,304
Total Assets	$450,236,179	$—	$—	$450,236,179

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$5,870,837	$—	$—	$5,870,837

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization
Guggenheim Enhanced Equity Income Fund (the “Fund” or “GPM”) a Delaware statutory trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. As of September 30, 2020, there were no options purchased outstanding.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 436,656,716	$ 65,194,219	$ (57,485,593)	$ 7,708,626

Note 5 – COVID-19 and Recent Developments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.